Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Property and Equipment
Schedule of property and equipment

(DKK million)	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment

2024
Cost at January 1	78	82	-	160
Additions for the year	-	2	2	4
Transfers between the classes	-	1	-	1
Disposals for the year	(4)	(9)	(2)	(15)

Cost at December 31	74	76	-	150

Accumulated depreciation and impairment at January 1	(7)	(24)	-	(31)
Depreciation for the year	(4)	(19)	-	(23)
Disposals for the year	4	9	-	13

Accumulated depreciation and impairment at December 31	(7)	(34)	-	(41)

Carrying amount at December 31	67	42	-	109

(DKK million)	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment

2023
Cost at January 1	4	24	17	45
Additions for the year	5	10	100	115
Transfers between the classes	69	48	(117)	-
Disposals for the year	-	-	-	-

Cost at December 31	78	82	-	160

Accumulated depreciation and impairment at January 1	(4)	(15)	-	(19)
Depreciation for the year	(3)	(9)	-	(12)
Disposals for the year	-	-	-	-

Accumulated depreciation and impairment at December 31	(7)	(24)	-	(31)

Carrying amount at December 31	71	58	-	129

(DKK million)			2024	2023

Depreciation and impairment included in the income statement as follows:
Research and development expenses			18	6
Selling, general and administrative expenses			5	6

Total			23	12